Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document And Entity Information
Entity Registrant Name	IEG Holdings Corp
Entity Central Index Key	0001627811
Document Type	S-1
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer